CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Restricted cash	$ 3,695,598	$ 2,896,326
Beijing Baosheng
Loss Contingencies [Line Items]
Number of bank accounts frozen	2	2
Horgos Baosheng
Loss Contingencies [Line Items]
Percentage of equity interest frozen	100.00%	100.00%
Restricted cash	$ 3,695,598	$ 3,695,598
Kashi Baosheng
Loss Contingencies [Line Items]
Restricted cash	$ 2,896,326	$ 2,896,326